Note 10 - Other Current and Non-current Assets	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]
10.	OTHER CURRENT AND NON-CURRENT ASSETS

(a)	Other current assets

	As at March 31, 2019	As at March 31, 2018
Prepaid expenses and deposits	$45,709	$35,078
Customer acquisition costs	75,707	31,852
Green certificates	39,749	42,230
Gas delivered in excess of consumption	3,121	2,715
Inventory	4,954	339
	$169,240	$112,214

(b)	Other non-current assets

	As at March 31, 2019	As at March 31, 2018
Customer acquisition costs	$46,416	$17,101
Income taxes recoverable	3,096	2,336
Other long-term assets	-	550
	$49,512	$19,987